united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE  19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 4/30

Date of reporting period: 10/31/22

Item 1. Reports to Stockholders.

Semi-Annual Report

October 31, 2022

CMG MAULDIN CORE FUND

CLASS A SHARES – GEFAX     CLASS I SHARES – GEFIX

1-866-CMG-9456

www.cmgmutualfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of CMG Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

CMG Mauldin Core Fund

PORTFOLIO REVIEW (Unaudited)

October 31, 2022

Annualized Total Returns as of October 31, 2022
	Six		Annualized	Annualized Since
CMG Mauldin Core Fund:	Months	One Year	5 Year	Inception*
Class A
Without sales charge	-8.88%	-14.86%	0.66%	1.66%
With sales charge	-14.08%	-19.74%	-0.52%	1.03%
Class I	-8.69%	-14.63%	0.91%	1.91%
MSCI All Country World Index Gross	-9.18%	-19.58%	5.76%	7.30%
Morningstar Moderate Target Risk TR Index	-8.44%	-17.50%	3.37%	4.84%

*	Class A and Class I shares commenced operations on May 15, 2013.

The MSCI All Country World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance consisting of 24 developed market country indices. Investors cannot invest directly in an index or benchmark.

The Morningstar Moderate Target Risk TR Index is a rules-based index based on a well- established asset allocation from Ibbotson Associates, a Morningstar company. The index seeks to provide both capital appreciation and income. This index tends to hold larger positions in stocks than conservative-allocation portfolios. The index typically has 50-70% of assets in equities. The index is rebalanced annually. Investors cannot invest directly in an index or benchmark.

The CMG Mauldin Core Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the CMG Mauldin Core Fund or any member of the public regarding the advisability of investing in equities and bonds generally or in the CMG Mauldin Core Fund in particular or the ability of the MorningStar Moderate Target Risk TR Index to track general equities and bonds market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR MODERATE TARGET RISK TR INDEX OR ANY DATA INCLUDED THERIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions, if any. Class A shares are subject to a sales charge of 5.75% imposed on purchases. The Fund’s advisor has contractually agreed to reduce its fees and to reimburse expenses at least until August 31, 2023. The Fund’s total annual operating expense, before and after fee waiver and/or reimbursements, including underlying fund fees is 2.85% and 2.60% for Class A and for Class I shares, respectively, per the most recent prospectus. The Fund’s total annual fund operating expenses after fee waiver and/or reimbursement excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the adviser)) will not exceed 3.25% for Class A and 3.00% for Class I of average daily net assets, per the most recent prospectus. The performance data does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions, if any, or the redemption of the Fund shares. For performance information current to the most recent month-end, please call 1-866-CMG-945

Portfolio Composition as of October 31, 2022 (Unaudited)

Exchange-Traded Funds:	98.1%
Equity	47.6%
Fixed Income	45.2%
Commodity	2.9%
Specialty	2.4%
Closed End Fund:	1.4%
Commodity Fund	1.4%
Liabilities in Excess of Other Assets	0.5%
Total	100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

CMG MAULDIN CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2022

Shares		Fair Value
	CLOSED END FUND— 1.4%
	COMMODITY - 1.4%
19,890	Sprott Physical Gold Trust(a)	$250,813

	TOTAL CLOSED END FUND (Cost $297,873)	250,813

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.1%
	COMMODITY - 2.9%
7,701	Invesco Optimum Yield Diversified Commodity	130,917
10,525	Teucrium Agricultural NO K-1 Strategy ETF(a)	372,692
		503,609
	EQUITY - 47.6%
2,088	Invesco Nasdaq 100 ETF	238,763
78,834	Invesco S&P 500 Downside Hedge ETF	2,780,476
4,306	Invesco S&P 500 Low Volatility ETF	265,852
3,179	Invesco S&P 500 Quality ETF	138,128
2,692	iShares Core MSCI Emerging Markets ETF	114,006
5,614	iShares Core S&P Small-Cap ETF	549,723
734	iShares MSCI USA Momentum Factor ETF	108,368
6,202	ProShares Short S&P500(a)	98,922
2,852	Schwab U.S. Large-Cap Value ETF	185,152
1,312	SPDR S&P Dividend ETF	161,363
2,963	Vanguard Dividend Appreciation ETF	440,361
10,512	Vanguard Total Stock Market ETF	2,039,643
33,847	Xtrackers S&P 500 ESG ETF	1,181,599
		8,302,356
	FIXED INCOME - 45.2%
8,217	iShares 0-3 Month Treasury Bond ETF	824,247
5,878	iShares 0-5 Year TIPS Bond ETF	571,400
638	iShares 20+ Year Treasury Bond ETF	61,318
6,853	iShares 7-10 Year Treasury Bond ETF	646,992
37,255	PIMCO Enhanced Short Maturity Active ETF	3,667,755
3,625	SPDR Portfolio Long Term Treasury ETF	101,464
40,238	WisdomTree Floating Rate Treasury Fund	2,022,362
		7,895,538

CMG MAULDIN CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.1% (Continued)
	SPECIALTY - 2.4%
14,053	WisdomTree Bloomberg U.S. Dollar Bullish Fund(a)	$419,061

	TOTAL EXCHANGE-TRADED FUNDS (Cost $17,648,378)	17,120,563

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.0%(b)
	MONEY MARKET FUNDS - 0.0% (b)
22	Federated Hermes Institutional Prime Obligations, Institutional Class, 3.08% (Cost $22)(c)	22

	TOTAL INVESTMENTS - 99.5% (Cost $17,946,273)	$17,371,398
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%	80,292
	NET ASSETS - 100.0%	$17,451,690

ETF - Exchange-Traded Fund

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Rate disclosed is the seven day effective yield as of October 31, 2022.

See accompanying notes which are an integral part of these financial statements.

CMG Mauldin Core Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
October 31, 2022

Assets:
Investments at Fair Value (Cost $17,946,273)	$17,371,398
Receivable for Securities Sold	161,036
Dividends and Interest Receivable	3,362
Prepaid Expenses	20,840
Total Assets	17,556,636

Liabilities:
Payable to Related Parties	47,324
Due to Custodian	38,516
Accrued Advisory Fees	15,610
Payable for Fund Shares Redeemed	967
Accrued Distribution Fees	186
Accrued Expenses and Other Liabilities	2,343
Total Liabilities	104,946

NET ASSETS	$17,451,690

Composition of Net Assets:
Paid-in-Capital	$19,475,159
Accumulated Losses	(2,023,469)
Net Assets	$17,451,690

Net Asset Value, Offering and Redemption Price Per Share
Class A Shares:
Net Assets	$796,933
Shares of beneficial interest outstanding (unlimited shares of no par beneficial
interest authorized)	88,282
Net Asset Value (Net Assets ÷ Shares Outstanding) and Redemption Price Per Share	$9.03
Maximum Offering Price Per Share (Maximum sales charge of 5.75%)	$9.58
Class I Shares:
Net Assets	$16,654,757
Shares of beneficial interest outstanding (unlimited shares of no par beneficial
interest authorized)	1,823,020
Net Asset Value (Net Assets ÷ Shares Outstanding), Offering and Redemption Price
Per Share	$9.14

The accompanying notes are an integral part of these financial statements.

CMG Mauldin Core Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended October 31, 2022

Investment Income:
Dividend Income	$223,967
Interest Income	5,458
Total Investment Income	229,425

Expenses:
Investment Advisory Fees	112,987
Administration Fees	194,411
Third Party Administrative Servicing Fees	5,520
Custody Overdraft Fees	2,162
Distribution Fees- Class A	1,766
Total Expenses	316,846

Net Investment Loss	(87,421)

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Loss From:
Investments	(2,220,274)
Net Change in Unrealized Appreciation on:
Investments	203,855
Net Realized and Unrealized Loss on Investments	(2,016,419)

Net Decrease in Net Assets Resulting From Operations	$(2,103,840)

The accompanying notes are an integral part of these financial statements.

CMG Mauldin Core Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months	For the Year
	Ended	Ended
	October 31, 2022	April 30, 2022
	(Unaudited)
Operations:
Net Investment Loss	$(87,421)	$(85,474)
Net Realized Gain (Loss) on Investments and Foreign
Currency Transactions and Underlying Investment Companies	(2,220,274)	2,735,328
Net Change in Unrealized Appreciation (Depreciation) on
Investments and Foreign Currency Translations	203,855	(3,115,710)
Net Decrease in Net Assets Resulting From Operations	(2,103,840)	(465,856)

Distributions to Shareholders from:
Total Distributions Paid
Class A	—	(420,523)
Class I	—	(4,222,498)
Total Distributions to Shareholders	—	(4,643,021)

Beneficial Interest Transactions:
Class A Shares:
Proceeds from Shares Issued	58,812	509,121
Distributions Reinvested	—	379,554
Cost of Shares Redeemed	(1,352,616)	(688,007)
Total Class A Transactions	(1,293,804)	200,668

Class I Shares:
Proceeds from Shares Issued	1,160,426	2,950,987
Distributions Reinvested	—	3,848,590
Cost of Shares Redeemed	(6,707,883)	(7,974,440)
Total Class I Transactions	(5,547,457)	(1,174,863)

Net Decrease in Net Assets Resulting from Beneficial Interest Transactions	(6,841,261)	(974,195)

Decrease in Net Assets	(8,945,101)	(6,083,072)
Net Assets:
Beginning of Period/Year	26,396,791	32,479,863
End of Period/Year	$17,451,690	$26,396,791

Share Activity:
Class A Shares:
Shares Issued	6,005	41,961
Shares Reinvested	—	35,505
Shares Redeemed	(144,728)	(60,728)
Net increase (decrease) in shares of beneficial interest outstanding	(138,723)	16,738

Class I Shares:
Shares Issued	123,169	246,736
Shares Reinvested	—	356,681
Shares Redeemed	(711,900)	(679,927)
Net decrease in shares of beneficial interest outstanding	(588,731)	(76,510)

The accompanying notes are an integral part of these financial statements.

CMG Mauldin Core Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year presented.

	CMG Mauldin Core Fund
	Class A
	Six Months		Year		Year	Year	Year	Year
	Ended		Ended		Ended	Ended	Ended	Ended
	October 31, 2022		April 30, 2022		April 30, 2021	April 30, 2020	April 30, 2019	April 30, 2018
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$9.91		$11.97		$10.57	$10.92	$10.79	$10.40
Increase (Decrease) From Operations:
Net investment income (loss) (a)	(0.05)		(0.06)		(0.05)	0.05	0.05	0.08
Net realized and unrealized gain (loss) on investments	(0.83)		(0.08)		1.75	(0.25)	0.12	0.45
Total from operations	(0.88)		(0.14)		1.70	(0.20)	0.17	0.53

Distributions to shareholders from:
Net investment income	—		—		—	(0.14)	—	(0.00	) (e)
Net realized gains	—		(1.92)		(0.30)	(0.01)	(0.04)	(0.14)
Total distributions	—		(1.92)		(0.30)	(0.15)	(0.04)	(0.14)
Net Asset Value, End of Period/Year	$9.03		$9.91		$11.97	$10.57	$10.92	$10.79

Total Return (b)	(8.88	)% (g)	(2.35)%		16.26%	(1.93)%	1.60%	5.06%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$797		$2,250		$2,516	$2,559	$4,586	$4,649
Ratio of expenses to average net assets (c)	3.18	% (e)(f)	2.66	%(f)	1.98%	1.75%	1.66%	1.52%
Ratio of net investment income (loss) to average net assets (c)(d)	(1.05	)% (e)(f)	(0.49	)%(f)	(0.42)%	0.49%	0.48%	0.76%
Portfolio turnover rate	301	% (g)	372%		437%	278%	324%	220%

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes sales charges.

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized.

(f)	The ratios include 0.02% and 0.02% for the six months ended October 31, 2022 and year ended April 30, 2022, attributed to overdraft expense.

(g)	Not annualized.

The accompanying notes are an integral part of these financial statements.

CMG Mauldin Core Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year presented.

	CMG Mauldin Core Fund
	Class I
	Six Months		Year		Year	Year	Year	Year
	Ended		Ended		Ended	Ended	Ended	Ended
	October 31, 2022		April 30, 2022		April 30, 2021	April 30, 2020	April 30, 2019	April 30, 2018
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$10.01		$12.04		$10.62	$10.98	$10.82	$10.46
Increase (Decrease) From Operations:
Net investment income (loss) (a)	(0.04)		(0.03)		(0.01)	0.08	0.08	0.04
Net realized and unrealized gain (loss) on investments	(0.83)		(0.08)		1.73	(0.25)	0.13	0.50
Total from operations	(0.87)		(0.11)		1.72	(0.17)	0.21	0.54

Distributions to shareholders from:
Net investment income	—		—		(0.00)	(0.18)	(0.01)	(0.04)
Net realized gains	—		(1.92)		(0.30)	(0.01)	(0.04)	(0.14)
Total distributions	—		(1.92)		(0.30)	(0.19)	(0.05)	(0.18)
Net Asset Value, End of Period/Year	$9.14		$10.01		$12.04	$10.62	$10.98	$10.82

Total Return (b)	(8.69	)% (g)	(2.08)%		16.40%	(1.69)%	1.93%	5.13%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$16,655		$24,147		$29,964	$55,390	$65,567	$68,814
Ratio of expenses to average net assets (c)	2.93	% (e)(f)	2.41	%(e)	1.73%	1.51%	1.41%	1.33%
Ratio of net investment income (loss) to average net assets (c)(d)	(0.80	)% (e)(f)	(0.27	)%(e)	(0.09)%	0.69%	0.73%	0.37%
Portfolio turnover rate	301	% (g)	372%		437%	278%	324%	220%

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	The ratios include 0.02% and 0.02%for the six months ended October 31, 2022 and year ended April 30, 2022, attributed to overdraft expense.

(f)	Annualized.

(g)	Not annualized.

The accompanying notes are an integral part of these financial statements.

CMG Mauldin Core Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
October 31, 2022

1.	ORGANIZATION

CMG Mauldin Core Fund (the “Fund”), is a diversified series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund currently offers Class A shares and Class I shares. Class I shares are offered at net asset value. Class A shares for the Fund are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the Fund and classes are identical except for their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to the respective class’s service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. The Fund seeks capital appreciation as its investment objective. Class A and Class I shares of the Fund commenced operations on May 15, 2013.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including Accounting Standards update 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Exchange traded options, futures and options on futures are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, which approximates fair value.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning

CMG Mauldin Core Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2022

an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

ETF, Mutual Fund and Exchange Traded Note (“ETN”) Risk – ETFs, mutual funds and ETNs are subject to investment advisory fees or management fees and other expenses, which are indirectly paid by the Fund. Each are subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which may magnify losses. ETNs are also subject to default risks.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as -needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

CMG Mauldin Core Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2022

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2022 for the Fund’s assets and liabilities measured at fair value:

	Level 1	Level 2	Level 3	Total
Assets*
Closed End Fund	$250,813	$—	$—	$250,813
Exchange-Traded Funds	17,120,563	—	—	17,120,563
Short-Term Investment	22	—	—	22
Total Assets	$17,371,398	$—	$—	$17,371,398

*	Refer to the Schedules of Investments for industry classifications.

The Fund did not hold Level 3 securities during the period.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Foreign Currency Translations – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of their taxable income, if any, to shareholders. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed

CMG Mauldin Core Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2022

for open tax years ended April 30, 2020, to April 30, 2022, or expected to be taken in the Fund’s April 30, 2023, year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next six months.

Distributions to Shareholders – Distributions from investment income and net realized capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, mark-to-market on open Section 1256 contracts) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Pursuant to an investment advisory agreement between the adviser and the Trust, with respect to the Fund (the “Advisory Agreement”), investment advisory services are provided to the Fund by CMG Capital Management Group, Inc. (the “Adviser”). Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.05%, of the average daily net assets of the Fund. For the six months ended October 31, 2022, the Adviser earned advisory fees of $112,987 for the Fund.

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”) has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least August 31, 2023 to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, or extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) will not exceed the following levels of the average daily net assets attributable to each class of shares:

Fund	Class A	Class I
CMG Mauldin Core Fund	3.25%	3.00%

This Agreement may be terminated by the Trust’s Board of Trustees on 60 days’ written notice to the Adviser. These fee waivers and expense reimbursements are subject to possible recapture from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recapture can be achieved without exceeding the lower of the foregoing expense limits as well as any expense limitation that was in place at the time the waiver or reimbursement was made.

For the six months ended October 31, 2022 pursuant to the Waiver Agreement, the Adviser did not waive fees.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC ( the “Distributor”). The Trust has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b -1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plan, the Fund may pay up to 0.25% for Class A shares per year of its average daily net assets for such distribution and shareholder service activities. During the six months ended October 31, 2022, $1,766, was incurred under the Plan for the Fund. As of October

CMG Mauldin Core Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2022

31, 2022 the Board has not implemented the Plan with respect to the Class I shares of the Fund and no distribution fees have been incurred against the net assets of that class for the six months ended October 31, 2022.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the six months ended October 31, 2022, the Distributor received underwriter commissions of $188 for sales of the Fund Class A shares, of which $25 were retained by the principal underwriter or other affiliated broker-dealers, respectively.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to an administrative servicing agreement with UFS, the Fund pays UFS customary fees based on aggregate net assets of the Fund as described in the servicing agreement for providing administration, fund accounting, and transfer agency services to the Fund. In accordance with this agreement, UFS pays for all other operating expenses for the Fund, including but not limited to legal fees, audit fees, compliance services and custody fees. As of October 31, 2022 the amount owed to UFS was $63,071 for the Fund. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Fund for serving in such capacities. For the six months ended October 31, 2022, the Trustees received fees in the amount of $9,605 on behalf of the Fund.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term investments and U.S. Government securities, for the six months ended October 31, 2022 amounted to $63,459,898 and $70,191,582 respectively, for the Fund.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $18,067,238 for the Fund and differs from market value by net unrealized appreciation (depreciation) consisted of:

Mauldin Fund
Gross unrealized appreciation:	$73,403
Gross unrealized depreciation:	(769,243)
Net unrealized depreciation:	$(695,840)

The tax character of distributions paid during the years ended April 30, 2022, and April 30, 2021, was as follows:

For the year ended April 30, 2022:

Ordinary	Long-Term	Return of
Income	Capital Gains	Capital	Total
$3,230,677	$1,412,344	$—	$4,643,021

CMG Mauldin Core Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2022

For the year ended April 30, 2021:

Ordinary	Long-Term	Return of
Income	Capital Gains	Capital	Total
$9,712	$2,223,309	$—	$2,233,021

Tax equalization allows the Fund to treat as distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable and net capital gains. The Fund utilized equalization in the amount of $977,502, which resulted in a difference between tax distributions and book distributions as disclosed on the Statement of Changes for the period ended April 30, 2021. Net investment income and net realized gains(losses), as disclosed on the Statements of Operations and net assets were not affected by this reclassification.

As of April 30, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October	Capital Loss	Unrealized
Ordinary	Long-Term	Loss and Late	Carry	Appreciation/	Total Accumulated
Income	Capital Gains	Year Loss	Forwards	(Depreciation)	Earnings/(Deficits)
$—	$980,066	$—	$—	$(899,695)	$80,371

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gains and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales, passive foreign investment companies and adjustments for partnerships.

At April 30, 2022, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains and capital loss carryforwards utilized as follows:

Non-Expiring
Short-Term	Long-Term	Total	CLCF Utilized
$—	$—	$—	$—

Permanent book and tax differences, primarily attributable to the tax adjustments of the net operating losses and the reclassification of Fund ordinary distributions resulted in reclassifications for the Fund for the year ended April 30, 2022, as follows:

Accumulated
Paid In Capital	Earnings (Losses)
$—	$—

6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2022, Charles Schwab held 35.29% of the voting securities of the Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record by Charles Schwab & Co. are also owned beneficially.

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

CMG Mauldin Core Fund
SUPPLEMENTAL INFORMATION (Unaudited)
October 31, 2022

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategies and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended October 31, 2022, the Board and the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and they determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Board and Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

CMG Mauldin Core Fund
SUPPLEMENTAL INFORMATION (Unaudited)
October 31, 2022

CMG Capital Management Group, Inc. Adviser to CMG Mauldin Core Fund (“CMG Mauldin”) *

In connection with the regular meeting held on September 21-22, 2022 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between CMG Capital Management Group, Inc. (“CMG”) and the Trust, with respect to the CMG Mauldin (the “Fund”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Board noted that CMG was founded in 1992 and directly managed approximately $255 million of discretionary assets in managed accounts, mutual funds, and variable annuities and provided consulting services on an additional $25 million in assets. The Board further noted that CMG provided strategies in equity, fixed income, balanced and customized portfolios for a large range of client types through multiple investment vehicles. The Board reviewed the background information of the key investment professionals servicing CMG Mauldin, and expressed their satisfaction with the team’s diverse financial industry experience. The Board reviewed CMG’s investment process for the Fund, noting that for CMG Mauldin, it selected tactical research providers after conducting an analysis and due diligence of the adviser’s strategy, examining asset classes, sectors and investment style. The Board observed that CMG approached the Fund’s unique set of risks with mitigation processes that focused on the effects of tactical trading, use of dynamic asset allocation, hedging techniques and the ability to take defensive positions and perform deep analysis of risk characteristics of investment products. The Board acknowledged that CMG monitored compliance with the Fund’s investment limitations by pre-screening trades against a checklist to determine the trade’s impact on portfolio compliance and performed post-trade reviews to ensure the Fund was invested consistent with its prospectus. The Board reviewed CMG’s approach to selecting broker-dealers. The Board further noted CMG continued to invest in research and dedicated sufficient resources to support the Fund. The Board concluded that CMG could be expected to continue providing quality service to the Fund and its shareholder.

Performance. The Board observed that the Fund was a three-star Morningstar rated fund that, despite negative returns, outperformed its Morningstar category, peer group, and the Morningstar Moderate Risk Index over the one-year period. The Board noted that the Fund underperformed its benchmark, peer group, and Morningstar category over the three-year, five-year, and since inception periods. The Board noted that the Fund’s standard deviation ranked in the first or second quartile among its peer group across all periods. The Board considered CMG’s position that the Fund had demonstrated competitive returns with lower volatility and/or risk than its peers. The Board noted that CMG could be expected to provide reasonable returns to the Fund and its shareholders.

Fees and Expenses. The Board considered the Fund’s fees and expenses, noting that CMG’s advisory fee was higher than the peer group and Morningstar category averages and medians, but only slightly higher than the peer group median. The Board further noted that the advisory fee was below the category high. The Board observed that the advisory fee for the Fund was below the fee charged by CMG for its separately managed accounts. They reviewed the Fund’s net expense ratio, acknowledging that it was the highest of its category. The Board recalled CMG’s explanation that its fees and expenses were reasonable in light of the resources, skill, and expertise required to effectively execute the Fund’s strategy and premium commanded by the Mauldin resources. The Board considered the benefits that shareholders derived from the expense limitation agreement. After discussion, the Board concluded the advisory fee was not unreasonable in light of the strategy employed by CMG.

CMG Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
October 31, 2022

Profitability. The Board considered the losses that were realized by CMG in connection with the advisory services rendered to the Fund. The Board noted that CMG reported no realized profits with respect to the Fund over the past twelve months. The Board also considered the benefits that CMG derived from its soft dollar arrangements. The Board acknowledged CMG’s assertion that it planned to profit from the Fund in the near future. The Board concluded that excessive profitability of CMG was not a relevant consideration in connection with the Fund.

Economies of Scale. The Board considered whether economies of scale had been realized in connection with CMG’s advisory services provided to the Fund. The Board reviewed CMG’s assertion that CMG would begin to benefit from economies of scale once the Fund’s assets exceeded a specific milestone. The Board noted that based on the Fund’s current asset size, the absence of breakpoints was acceptable at this time and agreed to continue to monitor the Fund’s asset levels and revisit the matter if the Fund saw significant growth.

Conclusion. Having requested and received such information from CMG as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the Advisory Agreement with CMG was in the best interests of the Fund and its shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

CMG Mauldin Core Fund
EXPENSE EXAMPLES (Unaudited)
October 31, 2022

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2022 through October 31, 2022.

Actual Expenses

The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $ 1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as front-end or contingent deferred sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Hypothetical
’			Actual		(5% return before expenses)
	Fund’s		Ending
	Annualized	Beginning	Account	Expenses	Ending	Expenses
	Expense	Account	Value	Paid During	Account Value	Paid During
	Ratio	Value	10/31/22	Period *	10/31/2022	Period *
Class A	3.18%	$1,000.00	$911.20	$15.32	$1,009.17	$16.10
Class I	2.93%	$1,000.00	$913.10	$14.13	$1,010.44	$14.85

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the six-month period ended October 31, 2022 (184) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-631-490-4300

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

CMG Mauldin Core Fund

Adviser	CMG Capital Management Group, Inc. 1000 Continental Drive, Suite 570 King of Prussia, PA 19406
Sub-Adviser CMG Mauldin Core Fund	Mauldin Solutions, LLC 2900 McKinnon # 1708 Dallas, TX 75201
Administrator	Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

How to Obtain Proxy Voting Information

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-CMG-9456 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-866-CMG-9456.

CMG Mauldin Core Fund

225 Pictoria Drive ● Suite 450 ● Cincinnati, OH 45246

1-866-CMG-9456

CMG-SAR22

(b)        Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable Fund is an open-end management investment company

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 13(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 13(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 1/9/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 1/9/23

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 1/9/23